Securities	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Securities

Note 4 Securities
Carrying value of securities

	As at October 31, 2019
	Term to maturity (1)					With no specific maturity	Total
(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years
Trading (2)
Debt issued or guaranteed by:
Canadian government	$1,974	$11,265	$7,783	$1,778	$8,611	$–	$31,411
U.S. state, municipal and agencies	771	7,122	8,601	9,537	15,661	–	41,692
Other OECD government	538	1,418	2,211	1,466	863	–	6,496
Mortgage-backed securities	–	–	–	–	482	–	482
Asset-backed securities	359	63	308	267	338	–	1,335
Corporate debt and other debt
Bankers’ acceptances	433	–	–	–	–	–	433
Certificates of deposit	586	383	75	20	6	–	1,070
Other (3)	1,369	2,773	8,268	2,827	6,925	–	22,162
Equities	–	–	–	–	–	41,453	41,453
	6,030	23,024	27,246	15,895	32,886	41,453	146,534
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	–	5	596	–	54	–	655
Fair value	–	5	595	–	57	–	657
Yield (4)	–	1.1%	1.4%	–	4.2%	–	1.7%
Provincial and municipal
Amortized cost	–	4	954	13	1,907	–	2,878
Fair value	–	4	953	14	1,927	–	2,898
Yield (4)	–	4.8%	2.7%	4.5%	2.8%	–	2.8%
U.S. state, municipal and agencies
Amortized cost	1,597	1,085	3,290	829	13,986	–	20,787
Fair value	1,598	1,087	3,294	844	14,053	–	20,876
Yield (4)	2.1%	1.8%	2.0%	2.9%	2.7%	–	2.5%
Other OECD government
Amortized cost	236	178	3,839	1	–	–	4,254
Fair value	236	178	3,836	1	–	–	4,251
Yield (4)	1.2%	2.1%	2.4%	3.8%	–	–	2.3%
Mortgage-backed securities
Amortized cost	–	–	–	206	2,503	–	2,709
Fair value	–	–	–	205	2,497	–	2,702
Yield (4)	–	–	–	3.0%	2.7%	–	2.7%
Asset-backed securities
Amortized cost	1	–	8	3,982	4,190	–	8,181
Fair value	–	–	8	3,972	4,169	–	8,149
Yield (4)	0.0%	–	3.2%	3.2%	3.1%	–	3.2%
Corporate debt and other debt
Amortized cost	1,564	3,222	12,668	79	122	–	17,655
Fair value	1,565	3,225	12,673	89	138	–	17,690
Yield (4)	1.4%	1.9%	2.0%	2.0%	3.1%	–	1.9%
Equities
Cost	–	–	–	–	–	248	248
Fair value (5)	–	–	–	–	–	463	463
Amortized cost	3,398	4,494	21,355	5,110	22,762	248	57,367
Fair value	3,399	4,499	21,359	5,125	22,841	463	57,686
Amortized Cost (2)
Debt issued or guaranteed by:
Canadian government	682	1,978	9,831	1,515	–	–	14,006
U.S. state, municipal and agencies	297	478	1,680	2,018	12,190	–	16,663
Other OECD government	2,252	1,431	1,634	–	–	–	5,317
Asset-backed securities	–	9	616	–	–	–	625
Corporate debt and other debt	400	1,853	5,717	145	58	–	8,173
Amortized cost, net of allowance	3,631	5,749	19,478	3,678	12,248	–	44,784
Fair value	3,631	5,822	19,628	3,746	12,277	–	45,104
Total carrying value of securities	$13,060	$33,272	$68,083	$24,698	$67,975	$41,916	$249,004

	As at October 31, 2018
	Term to maturity (1)					With no specific maturity
(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years		Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$1,860	$7,237	$7,983	$2,244	$6,599	$–	$25,923
U.S. state, municipal and agencies	595	3,715	9,836	5,119	13,899	–	33,164
Other OECD government	1,367	3,932	3,456	635	779	–	10,169
Mortgage-backed securities	–	–	114	93	794	–	1,001
Asset-backed securities	126	14	215	369	409	–	1,133
Corporate debt and other debt
Bankers’ acceptances	326	–	–	–	–	–	326
Certificates of deposit	300	84	48	3	25	–	460
Other (3)	2,120	4,058	6,720	3,099	5,543	–	21,540
Equities	–	–	–	–	–	34,542	34,542
	6,694	19,040	28,372	11,562	28,048	34,542	128,258
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	–	–	173	15	56	–	244
Fair value	–	–	169	15	54	–	238
Yield (4)	–	–	1.7%	1.8%	4.5%	–	2.3%
Provincial and municipal
Amortized cost	–	51	673	236	618	–	1,578
Fair value	–	51	672	234	597	–	1,554
Yield (4)	–	1.7%	2.9%	2.0%	4.0%	–	3.1%
U.S. state, municipal and agencies
Amortized cost	1,355	132	2,766	635	13,112	–	18,000
Fair value	1,355	131	2,768	643	13,239	–	18,136
Yield (4)	2.4%	2.1%	2.3%	3.2%	3.0%	–	2.8%
Other OECD government
Amortized cost	225	86	1,090	67	1	–	1,469
Fair value	225	86	1,091	67	1	–	1,470
Yield (4)	0.6%	2.4%	2.3%	1.4%	4.2%	–	2.0%
Mortgage-backed securities
Amortized cost	–	–	59	193	1,924	–	2,176
Fair value	–	–	59	193	1,922	–	2,174
Yield (4)	–	–	1.6%	3.4%	2.9%	–	2.9%
Asset-backed securities
Amortized cost	–	–	–	2,662	4,442	–	7,104
Fair value	–	–	–	2,657	4,445	–	7,102
Yield (4)	–	–	–	3.6%	3.4%	–	3.4%
Corporate debt and other debt
Amortized cost	4,119	1,769	10,785	399	367	–	17,439
Fair value	4,120	1,772	10,783	390	354	–	17,419
Yield (4)	1.5%	1.8%	2.0%	3.0%	4.1%	–	1.9%
Equities
Cost	–	–	–	–	–	222	222
Fair value (5)	–	–	–	–	–	406	406
Amortized cost	5,699	2,038	15,546	4,207	20,520	222	48,232
Fair value	5,700	2,040	15,542	4,199	20,612	406	48,499
Amortized Cost (2)
Debt issued or guaranteed by:
Canadian government	1,762	1,427	10,863	2,381	–	–	16,433
U.S. state, municipal and agencies	69	115	2,231	2,177	9,736	–	14,328
Other OECD government	2,601	1,386	2,800	–	–	–	6,787
Asset-backed securities	–	5	1,035	29	–	–	1,069
Corporate debt and other debt	253	1,434	5,566	161	78	–	7,492
Amortized cost, net of allowance	4,685	4,367	22,495	4,748	9,814	–	46,109
Fair value	4,687	4,360	22,286	4,635	9,399	–	45,367
Total carrying value of securities	$17,079	$25,447	$66,409	$20,509	$58,474	$34,948	$222,866
(1)	Actual maturities may differ from contractual maturities shown above as borrowers may have the right to extend or prepay obligations with or without penalties.
(2)
Trading securities and FVOCI securities are recorded at fair value. Amortized cost securities, included in Investment securities, are recorded at amortized cost and presented net of allowance for credit losses.

(3)	Primarily composed of corporate debt, supra-national debt, and commercial paper.
(4)	The weighted average yield is derived using the contractual interest rate and the carrying value at the end of the year for the respective securities.
(5)
Certain equity securities that are not
held-for-trading
purposes are designated as FVOCI. During the year ended October 31, 2019, we disposed of $129 million of equity securities measured at FVOCI (October 31, 2018 – $8 million). The cumulative gain on the date of disposals was $1 million (October 31, 2018 – $(1) million).

Unrealized gains and losses on securities at FVOCI
(1)
,
(2)

	As at
	October 31, 2019				October 31, 2018

(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal (3)	$655	$3	$(1)	$657	$244	$–	$(6)	$238
Provincial and municipal	2,878	43	(23)	2,898	1,578	2	(26)	1,554
U.S. state, municipal and agencies (3)	20,787	215	(126)	20,876	18,000	285	(149)	18,136
Other OECD government	4,254	2	(5)	4,251	1,469	2	(1)	1,470
Mortgage-backed securities (3)	2,709	1	(8)	2,702	2,176	1	(3)	2,174
Asset-backed securities
CDO	7,334	1	(35)	7,300	6,248	1	(10)	6,239
Non-CDO securities	847	4	(2)	849	856	9	(2)	863
Corporate debt and other debt	17,655	45	(10)	17,690	17,439	22	(42)	17,419
Equities	248	218	(3)	463	222	186	(2)	406
	$57,367	$532	$(213)	$57,686	$48,232	$508	$(241)	$48,499

(1)	Excludes $44,784 million of held-to-collect securities as at October 31, 2019 that are carried at amortized cost, net of allowance for credit losses (October 31, 2018 – $46,109 million).
(2)	Gross unrealized gains and losses includes $(3) million of allowance for credit losses on debt securities at FVOCI as at October 31, 2019 (October 31, 2018 – $11 million) recognized in income and Other components of equity.
(3)	The majority of the MBS are residential. Cost/Amortized cost, Gross unrealized gains, Gross unrealized losses and Fair value related to commercial MBS are $2,051 million, $1 million, $6 million and $2,046 million, respectively as at October 31, 2019 (October 31, 2018 – $1,442 million, $nil, $6 million and $1,436 million, respectively).
Allowance for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by stage. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the year ended
	October 31, 2019				October 31, 2018
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$4	$7	$–	$11	$3	$22	$–	$25
Provision for credit losses
Transfers to stage 1	–	–	–	–	5	(5)	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	(36)	–	36	–
Purchases	5	–	–	5	85	–	–	85
Sales and maturities	(3)	(7)	–	(10)	(47)	(17)	25	(39)
Changes in risk, parameters and exposures	(2)	1	(8)	(9)	(8)	7	–	(1)
Write-offs	–	–	–	–	–	–	(62)	(62)
Exchange rate and other	–	(1)	1	–	2	–	1	3
Balance at end of period	$4	$–	$(7)	$(3)	$4	$7	$–	$11

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.

Allowance for credit losses – securities at amortized cost

	For the year ended
	October 31, 2019				October 31, 2018
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$6	$32	$–	$38	$9	$45	$–	$54
Provision for credit losses
Transfers to stage 1	–	–	–	–	3	(3)	–	–
Transfers to stage 2	–	–	–	–	(7)	7	–	–
Transfers to stage 3	–	–	–	–	–	(2)	2	–
Purchases	7	–	–	7	5	–	–	5
Sales and maturities	(1)	–	–	(1)	(3)	(11)	–	(14)
Changes in risk, parameters and exposures	(6)	(15)	–	(21)	(2)	(3)	–	(5)
Write-offs	–	–	–	–	–	–	(2)	(2)
Exchange rate and other	(1)	2	–	1	1	(1)	–	–
Balance at end of period	$5	$19	$–	$24	$6	$32	$–	$38
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses, as at the reporting date
,
as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2019				October 31, 2018
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$56,671	$1	$–	$56,672	$46,956	$479	$–	$47,435
Non-investment grade	400	1	–	401	500	33	–	533
Impaired	–	–	150	150	–	–	125	125
	$57,071	$2	$150	$57,223	$47,456	$512	$125	$48,093
Items not subject to impairment (2)				463				406
				$57,686				$48,499
Securities at amortized cost
Investment grade	$43,681	$46	$–	$43,727	$44,958	$119	$–	$45,077
Non-investment grade	695	386	–	1,081	367	703	–	1,070
Impaired	–	–	–	–	–	–	–	–
	$44,376	$432	$–	$44,808	$45,325	$822	$–	$46,147
Allowance for credit losses	5	19	–	24	6	32	–	38
Amortized cost	$44,371	$413	$–	$44,784	$45,319	$790	$–	$46,109

(1)	Includes $150 million of purchased credit impaired securities (October 31, 2018 – $125 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.